December 18, 2009

ACTIVEPASSIVE FUNDS
ActivePassive Large Cap Growth Fund
A series of Advisors Series Trust

Class A and Class I Shares

Supplement to the Prospectuses
Dated February 28, 2009, as Supplemented November 13, 2009

▪
Effective immediately, Geoffrey Edelstein no longer serves as a co-portfolio manager of the actively managed portion of the ActivePassive Large Cap Growth Fund.  Please disregard all references to Mr. Edelstein in the Prospectuses.

▪
Effective immediately, the section pertaining to Transamerica Investment Management, LLC on page 47 of the Class A Shares Prospectus and starting on page 42 of the Class I Shares Prospectus is deleted in its entirety and replaced with the following:

Transamerica Investment Management, LLC, 11111 Santa Monica Boulevard, Suite 820, Los Angeles, CA 90025, is the sub-advisor for the ActivePassive Large Cap Growth Fund. A wholly-owned subsidiary of Transamerica Investment Services, Transamerica Investment Management, LLC (“TIM”), is a registered investment advisor under the Investment Advisers Act of 1940.  TIM provides fee-based investment management to retail and institutional clients.

•	Gary Rollé, CFA, Principal, Managing Director, Chief Executive Officer & Chief Investment Officer
Gary Rollé is responsible for managing the ActivePassive Large Cap Growth Fund.  Mr. Rollé is the Lead (equity) Officer of the Transamerica Balanced Fund, the Transamerica Equity Fund, and the Transamerica Diversified Equity Fund.  He also manages sub-advised funds and institutional separate accounts in the Large Growth Equity discipline.  Mr. Rollé joined Transamerica in 1967.  From 1980 to 1983, he served as the Chief Investment Officer for SunAmerica then returned to Transamerica as Chief Investment Officer.  Throughout his 23-year tenure as CIO, Mr. Rollé has been responsible for creating and guiding the TIM investment philosophy.  He holds a B.S. in Chemistry and Economics from the University of California at Riverside.  Mr. Rollé has 39 years of investment experience.  He is a Chartered Financial Analyst (CFA) charterholder.

•	Edward S. Han, Principal, Co-Portfolio Manager
Edward Han co-manages the ActivePassive Large Cap Growth Fund. Mr. Han is Principal and Portfolio Manager at TIM. He manages sub-advised funds and institutional separate accounts in the Mid Growth Equity discipline and is a member of the Large Growth team. Prior to joining TIM in 1998, he was a Vice President of Corporate Banking at Bank of America. Mr. Han holds an M.B.A. from the Darden Graduate School of Business Administration at the University of Virginia and received his B.A. in Economics from the University of California at Irvine. Mr. Han has 14 years of investment experience.

•	John J. Huber, CFA, Principal, Co-Portfolio Manager
John Huber co-manages the ActivePassive Large Cap Growth Fund. Mr. Huber is Principal and Portfolio Manager at TIM. He manages sub-advised funds and institutional separate accounts in the Mid Growth Equity discipline. Mr. Huber’s analytical responsibilities include covering the Financial Services sector. He joined TIM in 2005 when the firm acquired Westcap Investors, LLC. Prior to Westcap, Mr. Huber was a Senior Associate at Wilshire Associates and an Information Technology Consultant at Arthur Andersen. He earned a B.A. from Columbia University and an M.B.A. from University of California, Los Angeles. Mr. Huber has earned the right to use the Chartered Financial Analyst designation and has 10 years of investment experience.

•	Kirk J. Kim, Principal, Co-Portfolio Manager
Kirk Kim co-manages the ActivePassive Large Cap Growth Fund.  Mr. Kim is Principal and Portfolio Manager at TIM. He manages sub-advised funds and institutional separate accounts in TIM’s Convertible Securities discipline and is a member of TIM’s Concentrated All Cap Growth Equity investment team. Prior to joining TIM in 1997, Mr. Kim worked as a securities analyst for The Franklin Templeton Group. He holds a B.S. in Finance from the University of Southern California. Mr. Kim has 13 years of investment experience.

•	John D. Lawrence, CFA, Principal, Co-Portfolio Manager
John Lawrence co-manages the ActivePassive Large Cap Growth Fund. Mr. Lawrence is Principal and Portfolio Manager at TIM. He has portfolio management responsibilities on sub-advised funds and institutional separate accounts in the Growth Equity discipline. Mr. Lawrence’s analyst responsibilities include covering the Energy, Consumer Discretionary and the Utilities sectors. He joined TIM in 2005 when the firm acquired Westcap Investors, LLC. Prior to Westcap, Mr. Lawrence was a Research Associate at Credit Suisse First Boston and an Assistant Vice President at Sanders Morris Harris. He holds an M.B.A. from University of California, Los Angeles and a B.A. from Rice University. Mr. Lawrence has earned the right to use the Chartered Financial Analyst designation and has 8 years of investment experience.

•	Erik Rollé, Securities Analyst/Co-Portfolio Manager
Erik Rollé co-manages the ActivePassive Large Cap Growth Fund.  Mr. Rollé is Principal and Portfolio Manager with responsibility for institutional and retail portfolios in the large growth strategy.  Prior to joining TIM in 2005, Mr. Rollé worked as a research associate at Bradford & Marzec, where his primary responsibilities were within trading and credit research.  He received a B.S. in Finance and Journalism from the University of Colorado at Boulder.  Mr. Rollé has seven years of investment experience.

Please retain this Supplement with your Prospectus for future reference.

2

December 18, 2009

ACTIVEPASSIVE FUNDS

ActivePassive Large Cap Growth Fund

A series of Advisors Series Trust

Class A and Class I Shares

Supplement to the Statement of Additional Information (“SAI”)
Dated February 28, 2009, as supplemented November 13, 2009

Effective immediately, Geoffrey Edelstein no longer serves as a portfolio manager to the ActivePassive Large Cap Growth Fund.  Please disregard all references to Mr. Edelstein in the SAI.

The following table replaces the table on page 28 of the SAI:

Portfolio Managers
Fund	Sub-Advisor	Portfolio Managers

ActivePassive Large Cap Value Fund	C.S. McKee, L.P. (“McKee”)	Gregory M. Melvin Robert A. McGee William J. Andrews Suda Vatsan Christy S. Kosakowsky

ActivePassive Small/Mid Cap Growth Fund	Eagle Asset Management, Inc. (“Eagle”)	Bert L. Boksen Eric Mintz

ActivePassive Intermediate Municipal Bond Fund	Gannett, Welsh & Kotler, LLC (“GW&K”)	Nancy Angell John Fox Martin Tourigny

ActivePassive International Equity Fund	Invesco Aim Advisors, Inc. (“Invesco Aim”)	Clas Olsson (lead manager) Barrett Sides (lead manager) Shuxin Cao Matthew Dennis Jason Holzer

ActivePassive Emerging Markets Equity Fund	Hansberger Global Investors, Inc. (“HGI”)	Francisco Alzuru Aureole Foong Victoria Gretsky

ActivePassive Small/Mid Cap Value Fund	Riazzi Asset Management, LLC (“RAM”)	Michelle Stevens

Fund	Sub-Advisor	Portfolio Managers
ActivePassive Intermediate Taxable Bond Fund	Sage Advisory Services, Ltd. Co. (“Sage”)	Mark MacQueen Thomas Urano Robert D. Williams

ActivePassive Large Cap Growth Fund	Transamerica Investment Management, LLC (“TIM”)	Edward S. Han John J. Huber Kirk J. Kim John D. Lawrence Erik Rollé Gary Rollé (lead manager)

The following table replaces the table found on page 29 of the SAI:

	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
FundQuest Portfolio Managers
Gregory Classen	0	$0.00	0	$0.00	98	$3,803,000,000
Timothy Clift	0	$0.00	0	$0.00	98	$3,803,000,000
Daphne Gu	0	$0.00	0	$0.00	98	$3,803,000,000
Jane Li	0	$0.00	0	$0.00	98	$3,803,000,000
Frank Wei	0	$0.00	0	$0.00	98	$3,803,000,000
Matthew Whitbread	0	$0.00	0	$0.00	98	$3,803,000,000
Sub-Advisor Portfolio Managers
McKee
William J. Andrews	2	$197,181,645	6	$24,372,681	398	$5,884,378,902
Christy S. Kosakowsky	2	$197,181,645	6	$24,372,681	398	$5,884,378,902
Robert A. McGee	2	$197,181,645	6	$24,372,681	398	$5,884,378,902
Gregory M. Melvin	3	$291,785,405	6	$24,372,681	398	$5,884,378,902
Suda Vatsan	2	$197,181,645	6	$24,372,681	398	$5,884,378,902
Eagle
Bert L. Boksen	17	$1,482,017,744	2	$53,452,548	2,487	$1,170,893,474
Eric Mintz	17	$1,482,017,744	0	$0.00	2,487	$1,170,893,474
GW&K
Nancy Angell	1	$3,000,000	0	$0.00	7,246	$6,324,000,000
John Fox	1	$3,000,000	0	$0.00	7,246	$6,324,000,000
Martin Tourigny	1	$3,000,000	0	$0.00	7,246	$6,324,000,000
HGI
Francisco Alzuru	2	$385,343,245	2	$111,762,409	6	$1,102,012
Aureole Foong	2	$1,188,358,435	2	$111,762,409	0	$0.00
Victoria Gretsky	1	$291,898,539	2	$111,762,409	1	$151,828
Invesco Aim
Shuxin Cao	11	$5,667,747,666	1	$176,815,129	4,289	$895,234,107
Matthew Dennis	8	$4,976,464,170	6	$284,376,295	4,289	$895,234,107
Jason Holzer	11	$5,678,672,091	10	$2,557,166,168	4,289	$895,234,107
Clas Olsson	9	$5,036,972,051	10	$2,557,166,168	4,289	$895,234,107
Barrett Sides	9	$4,619,318,848	4	$354,467,077	4,289	$895,234,107
RAM
Michelle Stevens	2	$400,000	0	$0.00	250	$135,800,000
Sage
Mark MacQueen	0	$0.00	0	$0.00	206	$6,639,000,000
Thomas Urano	0	$0.00	0	$0.00	206	$6,639,000,000
Robert D. Williams	0	$0.00	0	$0.00	206	$6,639,000,000
TIM*
Edward S. Han	12	$1,502,429,000	1	$19,905,000	0	$0.00
John J. Huber	9	$132,950,000	1	$60,625,000	0	$0.00
Kirk J. Kim	11	$1,379,646,000	1	$18,473,000	2	$290,565,000
John D. Lawrence	0	$0.00	3	$62,442,000	0	$0.00
Erik Rollé	0	$0.00	0	$0.00	28	$12,571,000
Gary Rollé	14	$1,924,074,000	8	$350,213,000	67	$454,475,000
*	Information provided as of 10/31/2009

2

The following table replaces the table on page 30 of the SAI:

	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
FundQuest Portfolio Managers
Gregory Classen	0	$0.00	0	$0.00	0	$0.00
Timothy Clift	0	$0.00	0	$0.00	0	$0.00
Daphne Gu	0	$0.00	0	$0.00	0	$0.00
Jane Li	0	$0.00	0	$0.00	0	$0.00
Frank Wei	0	$0.00	0	$0.00	0	$0.00
Matthew Whitbread	0	$0.00	0	$0.00	0	$0.00
Sub-Advisor Portfolio Managers
McKee
Gregory M. Melvin	1	$36,411,819	0	$0.00	1	$246,557,271
Robert A. McGee	1	$36,411,819	0	$0.00		$246,557,271
William J. Andrews	1	$36,411,819	0	$0.00		$246,557,271
Suda Vatsan	1	$36,411,819	0	$0.00	1	$246,557,271
Christy S. Kosakowsky	1	$36,411,819	0	$0.00	1	$246,557,271
Eagle
Bert L. Boksen	0	$0.00	2	$53,452,548	1	$579,233
Eric Mintz	0	$0.00	0	$0.00	2,487	$1,170,893,474
GW&K
Nancy Angell	0	$0.00	0	$0.00	0	$0.00
John Fox	0	$0.00	0	$0.00	0	$0.00
Martin Tourigny	0	$0.00	0	$0.00	0	$0.00
HGI
Francisco Alzuru	0	$0.00	0	$0.00	0	$0.00
Aureole Foong	1	$896,459,896	0	$0.00	0	$0.00
Victoria Gretsky	0	$0.00	0	$0.00	0	$0.00
Invesco Aim
Shuxin Cao	0	$0.00	0	$0.00	0	$0.00
Matthew Dennis	0	$0.00	0	$0.00	0	$0.00
Jason Holzer	0	$0.00	0	$0.00	0	$0.00
Clas Olsson	0	$0.00	0	$0.00	0	$0.00
Barrett Sides	0	$0.00	0	$0.00	0	$0.00
RAM
Michelle Stevens	0	$0.00	0	$0.00	0	$0.00
Sage
Mark MacQueen	0	$0.00	0	$0.00	0	$0.00
Thomas Urano	0	$0.00	0	$0.00	0	$0.00
Robert D. Williams	0	$0.00	0	$0.00	0	$0.00
TIM
Edward S. Han	0	$0.00	0	$0.00	0	$0.00
John J. Huber	0	$0.00	0	$0.00	0	$0.00
Kirk J. Kim	0	$0.00	0	$0.00	0	$0.00
John D. Lawrence	0	$0.00	0	$0.00	0	$0.00
Erik Rollé	0	$0.00	0	$0.00	0	$0.00
Gary Rollé	0	$0.00	0	$0.00	0	$0.00

*   *   *   *   *
Please retain this Supplement with your SAI for future reference.

 3